Business Segment and Geographic Information	12 Months Ended
Sep. 30, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Business Segment and Geographic Information
26. BUSINESS SEGMENT AND GEOGRAPHIC INFORMATION
Our reporting segments reflect the manner in which our chief operating decision maker reviews results and allocates resources. Except in the Corporate and other segment, each reporting segment meets the definition of an operating segment and does not include the aggregation of multiple operating segments. Our liquefied natural gas (LNG) and helium storage and distribution sale of equipment businesses are aggregated within the Corporate and other segment.
Our reporting segments are:

•	Industrial Gases – Americas

•	Industrial Gases – EMEA (Europe, Middle East, and Africa)

•	Industrial Gases – Asia

•	Industrial Gases – Global

•	Corporate and other
Industrial Gases – Regional
The regional Industrial Gases (Americas, EMEA, Asia) segments include the results of our regional industrial gas businesses, which produce and sell atmospheric gases such as oxygen, nitrogen, and argon (primarily recovered by the cryogenic distillation of air) and process gases such as hydrogen, carbon monoxide, helium, syngas, and specialty gases. We supply gases to customers in many industries, including those in metals, glass, chemical processing, energy production and refining, food processing, metallurgical industries, medical, and general manufacturing. We distribute gases to our customers through a variety of supply modes including liquid or gaseous bulk supply delivered by tanker or tube trailer and, for smaller customers, packaged gases delivered in cylinders and dewars or small on-sites (cryogenic or non-cryogenic generators). For large-volume customers, we construct an on-site plant adjacent to or near the customer’s facility or deliver product from one of our pipelines. We are the world’s largest provider of hydrogen, which is used by refiners to facilitate the conversion of heavy crude feedstock and lower the sulfur content of gasoline and diesel fuels.
Electricity is the largest cost component in the production of atmospheric gases, and natural gas is the principal raw material for hydrogen, carbon monoxide, and syngas production. We mitigate energy and natural gas prices contractually through pricing formulas, surcharges, and cost pass-through arrangements. The regional Industrial Gases segments also include our share of the results of several joint ventures accounted for by the equity method. The largest of these joint ventures operate in Mexico, Italy, South Africa, India, Saudi Arabia, and Thailand. Each of the regional Industrial Gases segments competes against global industrial gas companies as well as regional competitors. Competition is based primarily on price, reliability of supply, and the development of industrial gas applications. We derive a competitive advantage in locations where we have pipeline networks, which enable us to provide reliable and economic supply of products to larger customers.
Industrial Gases – Global
The Industrial Gases – Global segment includes cryogenic and gas processing equipment sales for air separation. The equipment is sold worldwide to customers in a variety of industries, including chemical and petrochemical manufacturing, oil and gas recovery and processing, and steel and primary metals processing. The Industrial Gases – Global segment also includes centralized global costs associated with management of all the Industrial Gases segments. These costs include Industrial Gases global administrative costs, product development costs, and research and development costs. We compete with a large number of firms for all the offerings included in the Industrial Gases – Global segment. Competition in the equipment businesses is based primarily on technological performance, service, technical know-how, price, and performance guarantees.
Corporate and other
The Corporate and other segment includes two ongoing global businesses (our LNG sale of equipment business and our liquid helium and liquid hydrogen transport and storage container businesses), the polyurethane intermediates (PUI) business that was exited in early fiscal year 2014, and corporate support functions that benefit all the segments. Competition for the two sale of equipment businesses is based primarily on technological performance, service, technical know-how, price, and performance guarantees. Corporate and other also includes income and expense that is not directly associated with the business segments, including foreign exchange gains and losses and stranded costs. Stranded costs relate to the presentation of the two divisions comprising the former Materials Technologies segment as discontinued operations.
Also included are LIFO inventory adjustments, as the business segments use FIFO, and the LIFO pool adjustments are not allocated to the business segments.
In addition to assets of the global businesses included in this segment, other assets include cash, deferred tax assets, and financial instruments.
Customers
We do not have a homogeneous customer base or end market, and no single customer accounts for more than 10% of our consolidated revenues.
Accounting Policies
The accounting policies of the segments are the same as those described in Note 1, Major Accounting Policies. We evaluate the performance of segments based upon reported segment operating income.
Business Segment

	Industrial Gases– Americas	Industrial Gases– EMEA	Industrial Gases– Asia	Industrial Gases– Global	Corporate and other	Segment Total
2016
Sales to external customers	$3,344.1	$1,704.4	$1,720.4	$498.8	$236.0	$7,503.7
Operating income (loss)	893.2	384.6	451.0	(21.3)	(87.6)	1,619.9
Depreciation and amortization	443.6	185.7	197.9	7.9	19.5	854.6
Equity affiliates’ income	52.7	36.5	57.8	—	—	147.0
Expenditures for long-lived assets	406.6	159.5	313.3	6.0	22.3	907.7
Investments in net assets of and advances to equity affiliates	250.6	580.5	442.5	10.0	—	1,283.6
Total assets	5,896.7	3,178.6	4,232.7	367.6	2,384.5	16,060.1
2015
Sales to external customers	$3,694.5	$1,866.4	$1,661.3	$286.7	$315.4	$7,824.3
Operating income (loss)	806.1	331.3	389.3	(51.6)	(86.5)	1,388.6
Depreciation and amortization	417.5	194.3	209.9	16.5	20.3	858.5
Equity affiliates’ income (loss)	64.6	42.4	46.1	(.8)	—	152.3
Expenditures for long-lived assets	414.5	215.6	402.5	94.8	35.0	1,162.4
Investments in net assets of and advances to equity affiliates	249.7	564.1	421.7	14.3	—	1,249.8
Total assets	5,782.5	3,324.1	4,159.1	370.5	1,123.8	14,760.0
2014
Sales to external customers	$4,079.1	$2,150.8	$1,545.5	$296.0	$312.6	$8,384.0
Operating income (loss)	754.9	351.2	317.2	(57.3)	(115.4)	1,250.6
Depreciation and amortization	413.7	220.2	210.9	7.1	23.7	875.6
Equity affiliates’ income	60.9	44.3	38.0	5.7	—	148.9
Expenditures for long-lived assets	484.2	239.1	438.4	77.7	59.9	1,299.3
Investments in net assets of and advances to equity affiliates	234.3	552.9	434.1	18.8	—	1,240.1
Total assets	6,249.3	3,521.3	4,059.3	389.4	1,082.7	15,302.0

Below is a reconciliation of segment total operating income to consolidated operating income:

Operating Income	2016	2015	2014
Segment total	$1,619.9	$1,388.6	$1,250.6
Business separation costs	(50.6)	(7.5)	—
Business restructuring and cost reduction actions	(34.5)	(180.1)	(11.1)
Pension settlement loss	(5.1)	(19.3)	(5.2)
Goodwill and intangible asset impairment charge	—	—	(310.1)
Gain on previously held equity interest	—	17.9	—
Gain on land sales(A)	—	33.6	—
Consolidated Total	$1,529.7	$1,233.2	$924.2

(A)	Reflected on the consolidated income statements in “Other income (expense), net.”
Below is a reconciliation of segment total assets to consolidated total assets:

Total Assets	2016	2015	2014
Segment total	$16,060.1	$14,760.0	$15,302.0
Discontinued operations	1,968.5	2,556.6	2,345.6
Consolidated Total	$18,028.6	$17,316.6	$17,647.6

The sales information noted above relates to external customers only. All intersegment sales are eliminated in consolidation. The Industrial Gases – Global segment had intersegment sales of $232.4 in 2016, $242.8 in 2015, and $192.4 in 2014. These sales are generally transacted at market pricing. For all other segments, intersegment sales are not material for all periods presented. Equipment manufactured for our regional industrial gases segments are generally transferred at cost and not reflected as an intersegment sale.
Geographic Information

Sales to External Customers	2016	2015	2014
United States	$2,911.7	$3,369.8	$3,590.4
Canada	225.7	247.1	311.3
Europe	2,186.5	1,989.2	2,290.1
Asia, excluding China	722.0	736.8	768.2
China	1,020.4	957.8	807.1
Latin America	437.4	523.6	616.9
Total	$7,503.7	$7,824.3	$8,384.0
Long-Lived Assets(A)	2016	2015	2014
United States	$3,411.4	$3,502.9	$3,510.7
Canada	639.0	577.4	518.0
Europe	1,292.5	1,379.8	1,638.7
Asia, excluding China	892.2	757.2	792.7
China	1,675.8	1,682.8	1,541.8
Latin America	348.8	337.2	440.1
Total	$8,259.7	$8,237.3	$8,442.0

(A)	Long-lived assets include plant and equipment, net.
Geographic information is based on country of origin. Included in United States revenues are export sales to third-party customers of $134.9 in 2016, $231.5 in 2015, and $205.0 in 2014. The Europe region operates principally in France, Germany, the Netherlands, Poland, Saudi Arabia, Spain, and the United Kingdom. The Asia region operates principally in China, South Korea, and Taiwan. The Latin America region operates principally in Brazil and Chile.